Right-Of-Use Assets and Lease Liabilities (Details) - MYR (RM)			12 Months Ended
	Aug. 13, 2025	Jul. 01, 2024	Dec. 31, 2025
Tenancy Agreement [Member]
Right-Of-Use Assets and Lease Liabilities [Line Items]
Rental payable in advance		RM 26,000	RM 26,000
Tenancy Agreement Two Satellite Offices [Member]
Right-Of-Use Assets and Lease Liabilities [Line Items]
Rental payable in advance	RM 12,500		RM 12,500